Exploration and Evaluation Assets, Net - Summary of Exploration and Valuation Assets, Net (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Exploration And Evaluation Assets [Line Items]
Beginning Balance	$ 685
Write-downs	(42)	$ (101)
Ending Balance	738	685
Conventional
Disclosure Of Exploration And Evaluation Assets [Line Items]
Beginning Balance	6
Ending Balance	0	6
Oil Sands
Disclosure Of Exploration And Evaluation Assets [Line Items]
Beginning Balance	674
Ending Balance	729	674
Exploration and evaluation costs previously capitalized, written off	14
Offshore
Disclosure Of Exploration And Evaluation Assets [Line Items]
Beginning Balance	5
Ending Balance	9	5
Exploration and evaluation costs previously capitalized, written off	9
E&E Asset
Disclosure Of Exploration And Evaluation Assets [Line Items]
Beginning Balance	685	720
Additions	84	37
Transfer to PP&E (Note 19)	(60)
Write-downs	(29)	(64)
Change in Decommissioning Liabilities	28	(12)
Exchange Rate Movements and Other	(1)	4
Acquisition	31
Ending Balance	738	685
E&E Asset | Conventional
Disclosure Of Exploration And Evaluation Assets [Line Items]
Exploration and evaluation costs previously capitalized, written off	$ 6
E&E Asset | Oil Sands
Disclosure Of Exploration And Evaluation Assets [Line Items]
Exploration and evaluation costs previously capitalized, written off		2
E&E Asset | Offshore
Disclosure Of Exploration And Evaluation Assets [Line Items]
Exploration and evaluation costs previously capitalized, written off		$ 62